Pension Plans And Other Post-Retirement Benefits (Schedule Of Assumptions Related To Pension And Other Postretirement Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.75%
Pension Benefits [Member] | Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%
Pension Benefits [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.75%	5.91%
Expected return on plan assets	7.75%	8.00%
Rate of compensation increase	4.00%
Pension Benefits [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	4.50%	4.50%
Pension Benefits [Member] | Maximum [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase		4.50%
Pension Benefits [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase		4.00%
Rate of compensation increase	4.00%
Pension Benefits [Member] | Minimum [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase		4.00%
Other Post-Retirement Benefits [Member] | Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%
Rate of compensation increase	4.00%	4.00%
Health care cost trend rate	8.50%	9.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019
Other Post-Retirement Benefits [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate	9.00%	8.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2016
Discount rate	5.75%	5.91%
Rate of compensation increase	4.00%	4.00%
Other Post-Retirement Benefits [Member] | Minimum [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	5.17%	5.33%